Tax - Narrative (Details) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Summary Of Income Taxes [Line Items]
Applicable tax rate			23.50%	19.00%		19.00%
Global minimum tax rate		15.00%
Average effective tax rate			19.80%	53.90%		(2.20%)
Tax impact of planned sale of French retail banking business			£ 0	£ 0		£ (324)
Deferred tax liability (asset)		£ 793	1,272	1,580		793
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised			673	1,017
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches			3,700	3,300
Deferred tax liabilities		£ 5	6	3	[1]	5
Temporary differences from investments in subsidiaries and branches
Summary Of Income Taxes [Line Items]
Deferred tax liabilities			£ 27	£ 26
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate			27.75%	27.00%
Applicable tax rate, surcharge	3.00%		4.25%	8.00%
Applicable tax rate, corporation			23.50%
Deferred tax liability (asset)			£ 441	£ 597
France
Summary Of Income Taxes [Line Items]
Applicable tax rate			26.00%	26.00%
Tax impact of planned sale of French retail banking business						£ 324
Deferred tax liability (asset)			£ 693	£ 797
France | Expiration within 10 years
Summary Of Income Taxes [Line Items]
Deferred tax liability (asset)			566	588
United States
Summary Of Income Taxes [Line Items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised			£ 668	£ 912

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.